Warrants - Preferred A Stock Warrants Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance	13,219,597	5,447,940
Warrants, Ending Balance	66,789,624	13,219,597	5,447,940
Preferred A Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance			2,231,727
Warrants granted			0
Warrants Converted			(2,231,727)
Warrants Expired			0
Warrants, Ending Balance
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance		$ 0	$ 0.16
Weighted Average Exercise Price, Granted			0
Weighted Average Exercise Price, Converted			0.16
Weighted Average Exercise Price, Expired			0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance			$ 0
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding			3 years 1 month 6 days
Weighted Average Remainder Contractual Term in Years, Converted			2 years 3 months 18 days